Intangible assets (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		R$ 9,215,560
Effect of acquisition of control of Vilas Complex			R$ 22,381
Reclassification	[1]		(20,366)
Loss on disposal		(55,177)	(30,623)	R$ (52,811)
Intangible assets, ending		10,277,727	9,215,560
Other In Service [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		22,242	19,209
Effect of acquisition of control of Vilas Complex			10,275
Acquisitions
Transfers from property, plant and equipment		(9,795)	986
Capitalizations for intangible in service		5,561	4,453
Amortization of quotas - concession and authorization	[2]	(5,160)	(7,770)
Amortization of quotas - PIS/Pasep and Cofins credits			(5)
Partial division of assets			(5,047)
Reclassification	[3]		141
Loss on disposal
Intangible assets, ending		12,848	22,242	19,209
Other In Progress [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		27,131	20,654
Effect of acquisition of control of Vilas Complex
Acquisitions		8,319	10,375
Transfers from property, plant and equipment			482
Capitalizations for intangible in service		(5,561)	(4,453)
Amortization of quotas - concession and authorization	[2]
Amortization of quotas - PIS/Pasep and Cofins credits
Partial division of assets			(526)
Reclassification	[3]		599
Loss on disposal		(1,559)
Intangible assets, ending		28,330	27,131	20,654
Other [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		49,373	39,863
Effect of acquisition of control of Vilas Complex			10,275
Acquisitions		8,319	10,375
Transfers from property, plant and equipment		(9,795)	1,468
Capitalizations for intangible in service
Amortization of quotas - concession and authorization	[2]	(5,160)	(7,770)
Amortization of quotas - PIS/Pasep and Cofins credits			(5)
Partial division of assets			(5,573)
Reclassification	[3]		740
Loss on disposal		(1,559)
Intangible assets, ending		R$ 41,178	R$ 49,373	R$ 39,863

[1]	Reclassification to Assets classified as held for sale (Note 39).
[2]	Annual amortization rate: 20%.
[3]	Reclassification to Assets classified as held for sale (Note 39).